UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND
(Formerly known as Western Asset / CitiSM Connecticut Tax Free Reserves)

FORM N-Q
MAY 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

Schedule of investments (unaudited)	May 31, 2010

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 99.8%

Education — 36.4%

Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.220%	6/3/10	$9,850,000	$9,850,000	(a)
The Taft School, LOC-Wells Fargo Bank N.A.	0.340%	6/2/10	4,250,000	4,250,000	(a)
Trinity College, LOC-JPMorgan Chase	0.250%	6/3/10	5,345,000	5,345,000	(a)
University of New Haven Inc., LOC-Wells Fargo Bank N.A.	0.240%	6/3/10	9,300,000	9,300,000	(a)
Westover School, LOC-TD Banknorth	0.250%	6/3/10	4,455,000	4,455,000	(a)(b)
Yale University	0.230%	6/1/10	6,800,000	6,800,000	(a)
Yale University	0.250%	6/1/10	8,830,000	8,830,000	(a)
Yale-New Haven Hospital, LOC-Bank of America N.A.	0.200%	6/2/10	7,000,000	7,000,000	(a)
YMCA of Metropolitan Hartford Inc., LOC-Bank of America N.A.	0.260%	6/1/10	9,000,000	9,000,000	(a)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Santander PR	0.260%	6/2/10	9,900,000	9,900,000	(a)

Total Education				74,730,000

General Obligation — 27.6%

Branford, CT, GO, BAN	2.000%	9/8/10	4,455,000	4,473,635
Commonwealth of Puerto Rico, GO:
AGM, SPA-Dexia Credit Local	0.310%	6/3/10	4,895,000	4,895,000	(a)
LOC-Wells Fargo Bank N.A.	0.220%	6/3/10	150,000	150,000	(a)
Public Improvements, AGM, SPA-Dexia Credit Local	0.270%	6/3/10	600,000	600,000	(a)
Public Improvements, AGM, SPA-JPMorgan Chase	0.280%	6/3/10	1,135,000	1,135,000	(a)
Refunding, Public Improvements, AGM, SPA-Dexia Credit Local	0.230%	6/1/10	300,000	300,000	(a)
Connecticut State, GO:
SPA-Dexia Credit Local	0.300%	6/3/10	1,780,000	1,780,000	(a)
SPA-Landesbank Hessen-Thuringen	0.400%	6/3/10	8,200,000	8,200,000	(a)
Derby, CT, GO, BAN	1.500%	6/3/10	5,400,000	5,400,309
Ellington, CT, GO, BAN	2.000%	4/5/11	410,000	414,291
Greenwich, CT, GO, BAN	1.500%	1/27/11	200,000	201,300
Groton Town, CT, GO, BAN	1.250%	10/27/10	3,040,000	3,048,702
Hartford, CT, GO, BAN	2.500%	4/14/11	4,400,000	4,476,791
Killingly, CT, GO, BAN	1.250%	5/3/11	3,900,000	3,926,064
Litchfield, CT, GO, BAN	1.500%	2/9/11	475,000	477,450
Madison, CT, GO, BAN	1.000%	12/15/10	500,000	501,073
Meriden, CT, GO	3.000%	8/1/10	260,000	261,072
Tolland, CT, GO, BAN	1.250%	8/10/10	1,350,000	1,351,547
Torrington, CT, GO, BAN	1.500%	12/1/10	3,195,000	3,211,986
Trumbull, CT, GO, BAN	2.000%	9/9/10	3,580,000	3,594,831
Windsor, CT, GO, BAN	1.500%	6/24/10	3,535,000	3,537,127
Wolcott, CT, GO, BAN	2.250%	8/9/10	4,700,000	4,707,439

Total General Obligation				56,643,617

Health Care — 13.7%

Connecticut State Development Authority
Healthcare Revenue, Corporation Independent Living Project, LOC-HSBC Bank	0.250%	6/2/10	2,640,000	2,640,000	(a)
Connecticut State HEFA Revenue:
Covenant Retirement, LOC-LaSalle Bank N.A.	0.240%	6/3/10	5,975,000	5,975,000	(a)
Danbury Hospital, LOC-Wells Fargo Bank N.A.	0.240%	6/3/10	5,050,000	5,050,000	(a)
Hoffman Summerwood Community, LOC-TD Banknorth N.A.	0.210%	6/2/10	3,000,000	3,000,000	(a)
Updates-Edgehill, LOC-KBC Bank NV	0.260%	6/1/10	8,700,000	8,700,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND
	SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

	Health Care (continued)

	Yale-New Haven Hospital, LOC-JPMorgan Chase	0.250%	6/2/10	$600,000	$600,000	(a)
	New Canaan, CT, Housing Authority Revenue,
	Village at Waveny Care Center Inc., LOC-Bank of America N.A.	0.270%	6/2/10	2,070,000	2,070,000	(a)

	Total Health Care				28,035,000

	Housing: Multi-Family — 5.6%

	Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.330%	6/3/10	1,100,000	1,100,000	(a)(c)
	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing Underwood Tower Project, AGM, SPA-Societe Generale	0.400%	6/3/10	5,900,000	5,900,000	(a)
	Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project	0.250%	6/3/10	4,500,000	4,500,000	(a)(c)

	Total Housing: Multi-Family				11,500,000

	Housing: Single Family — 5.6%

	Connecticut State HFA:
	CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.270%	6/3/10	1,575,000	1,575,000	(a)
	Housing Mortgage Finance Programm, AMBAC, SPA-FHLB	0.300%	6/3/10	10,000,000	10,000,000	(a)

	Total Housing: Single Family				11,575,000

	Industrial Revenue — 1.1%

	Connecticut State Development Authority, IDR, Northeast Foods Inc. Project, LOC-Bank of America	0.420%	6/3/10	2,300,000	2,300,000	(a)(b)(c)

	Miscellaneous — 4.2%

	New Haven, CT, TECP, LOC-Landesbank Hessen-Thuringen	0.310%	6/22/10	8,557,000	8,557,000

	Tax Allocation — 0.1%

	Newington, CT, GO	2.000%	4/1/11	105,000	106,463

	Transportation — 5.5%

	Capital City EDA, SPA-Fleet National Bank	0.370%	6/2/10	1,870,000	1,870,000	(a)
	Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.370%	6/2/10	5,650,000	5,650,000	(a)
	Connecticut State Development Authority, Airport Facility Revenue, Embraer Aircraft Holding Inc., LOC-Citibank N.A.	0.270%	6/2/10	2,760,000	2,760,000	(a)
	Puerto Rico Commonwealth Highway & Transportation Authority Revenue	0.230%	6/2/10	1,000,000	1,000,000	(a)

	Total Transportation				11,280,000

	TOTAL INVESTMENTS — 99.8% (Cost — $204,727,080#)				204,727,080
	Other Assets in Excess of Liabilities — 0.2%				433,978

	TOTAL NET ASSETS — 100.0%				$205,161,058

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CIL	- Corporation for Independent Living
EDA	- Economic Development Authority
FHLB	- Federal Home Loan Bank

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
IDR	- Industrial Development Revenue
LOC	- Letter of Credit
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper

Ratings Table*
S&P/Moody’s/Fitch**
A-1	60.8%
VMIG 1	19.8
SP-1	10.4
NR	4.7
MIG 1	3.9
F-1	0.2
AA	0.2

100.0%

*As a percentage of total investments.

** S&P primary rating; Moody’s secondary, then Fitch.

See pages 4 and 5 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Connecticut Municipal Money Market Fund (formerly known as Western Asset / CitiSM Connecticut Tax Free Reserves) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$204,727,080	-	$204,727,080

†See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, the Fund did not invest in swaps, options, or futures and does not have any intention to do so in the future.

3. Regulatory matter

In January 2010, the SEC adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010